Goodwill	12 Months Ended
Dec. 31, 2017
Disclosure of goodwill [abstract]
Disclosure of goodwill [text block]
5	Goodwill

The goodwill has been allocated to the cash generating units (“CGU”) as follows:

	For the year ended December 31
in thousands of euros	2017	2016	2015
CGU: MAT NV SAM BE	3,241	3,241	3,241
CGU: e-Prototype	818	775	801
CGU: ACTech	9,707	−	−
CGU: OrthoView	4,504	4,667	5,445
CGU: MAT NV Manufacturing (Metal)	177	177	177

Total	18,447	8,860	9,664

The changes in the carrying value of the goodwill can be presented as follows for the year 2017, 2016 and 2015:

in 000€	Gross	Impair- ment	Total
At January 1, 2015	7,714	−	7,714
Additions	1,769	−	1,769
Impairment	−	(104)	(104)
Currency translation	285	−	285
At December 31, 2015	9,768	(104)	9,664
Additions	−	−	−
Impairment	−	−	−
Currency translation	(804)	−	(804)
At December 31, 2016	8,964	(104)	8,860
Additions	9,707	−	9,707
Impairment	−	−	−
Currency translation	(120)	−	(120)
At December 31, 2017	18,551	(104)	18,447

The goodwill of Orthoview (UK) and of e-Prototype (PL) include respectively K€ (163) and K€43 impact of currency translation.

The goodwill related to the acquired business of CENAT during 2016 is allocated to the cash generating unit MAT NV SAM BE.

The Group has performed an impairment test based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate.

The MAT NV 3D Printing software (BE) and Cenat CGU are included in the reportable segment Materialise Software. The Rapidfit+ (USA), e-Prototypy (PL) and Mat Metal CGU are included in the reportable segment “Materialise Manufacturing”. The CGU Orthoview (UK) is included in the reportable segment “Materialise Medical”. The CGU ACTech is included in the reportable segment “Materialise Manufacturing”.

CGU: MAT NV 3D Printing software (BE)

The goodwill allocated to the CGU MAT NV 3D Printing software (BE) relates to the goodwill from the acquisition of CENAT in 2016 and the goodwill related to Marcam (DE-3D Printing Software).

The impairment test is based on the projected discounted cash flows resulting from the CGU MAT NV 3D Printing software, considering a period of 5 years. The main assumptions for goodwill impairment testing include a pre-tax discount rate (based on WACC) of 10.18 % and a perpetual growth rate of 2%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of €20.9 million. Based on the sensitivity analysis where the year-on-year growth rate of the revenue, gross margin and the operating costs would be zero and the sensitivity analysis where discount rate would increase with 1%, the value in use would be significantly higher than the carrying value of the cash generating units.

CGU e-prototype

The impairment test on the GCU e-prototype is based on the projected discounted cash flows resulting, considering a period of 5 years. The main assumptions include a pre-tax discount rate (based on WACC) of 11.25 % and a perpetual growth rate of 5%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience and continued investments in capex in new 3D printing equipment. It was concluded that the value in use (€9.6 million) is higher than the carrying value of the cash generating unit of €3.32 million. Based on the sensitivity analysis where discount rate would increase with 1%, the value in use would be significantly higher than the carrying value of the cash generating units.

CGU Orthoview

The impairment test on the GCU Orthoview is based on the projected discounted cash flows resulting, considering a period of 5 years .The main assumptions include a pre-tax discount rate (based on WACC) of 13.84 % and a perpetual growth rate of 2%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use (€10.4 million) is higher than the carrying value of the cash generating unit of €9.71 million. Based on the sensitivity analysis where discount rate would increase with 1%, the value in use would equal the carrying value of the cash generating unit. If the perpetual growth rate would decrease by 1% to 1%, the value in use would still be higher that the carrying value of the cash generating unit. The Orthoview business is being integrated further in the existing software business within our Materialise Medical segment. Synergies that are expected from joined product lines are not taken into account in the current impairment review. For 2017 management believes that Orthoview can still be considered a separate cash generating unit. Per end of 2017 we believe that the goodwill for Orthoview is not impaired.

CGU ACTECH

The impairment test on the GCU ACTech is based on the projected discounted cash flows resulting, considering a period of 5 years.The main assumptions include a pre-tax discount rate (based on WACC) of 14.93 % and a perpetual growth rate of 1.57%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of €27.6 million. Based on the sensitivity analysis where discount rate would increase with 1%, the value in use would be higher than the carrying value of the cash generating unit.